Secured Term Loan Facilities and Revolving Credit Facilities - February 2025 Senior Secured Term Loan (Details) - Line of Credit $ in Thousands	Feb. 07, 2025 USD ($) vessel	Dec. 31, 2025 USD ($)
Debt Instrument [Line Items]
Outstanding amount		$ 767,885
Senior Secured Term Loan | February 2025 Senior Secured Term Loan
Debt Instrument [Line Items]
Outstanding amount		$ 74,600
Extension period	18 months
Balloon repayment amount	$ 25,000
Debt margin percentage	1.80%
Senior Secured Term Loan | February 2025 Senior Secured Term Loan | Purchased Vessels
Debt Instrument [Line Items]
Number of vessels to be financed | vessel	3